Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
25.	Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2017	2016

ASSETS
Current assets
Cash and cash equivalents	$2,140	$813
Prepaid expenses and other receivables	478	405
Amount due from subsidiaries	71,097	69,635
Dividend receivables	21,280	21,280
Total current assets	94,995	92,133
Investment in subsidiaries	72,046	35,210
Total assets	$167,041	$127,343

LIABILITIES AND EQUITY

Current liabilities
Accrued expenses and other payables	$1,943	$1,056
Amount due to subsidiaries	13,946	10,520

Total current liabilities	15,889	11,576

Total liabilities	$15,889	$11,576

EQUITY
Preferred stock	-	-
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: nil
Common stock	57	57
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 57,281,861 (2016 –57,011,761)
Additional paid-in capital	115,339	112,668
Accumulated other comprehensive income	7,075	168
Retained earnings	28,681	2,874
Total shareholders' equity	151,152	115,767

Total liabilities and equity	$167,041	$127,343

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2017	2016	2015

Selling, general and administrative expenses	4,267	5,434	1,813

Total operating expenses	4,267	5,434	1,813
Loss from operations	(4,267)	(5,434)	(1,813)
Other expenses	-	-	(5,053)
Interest income	145	382	413

Equity earnings of subsidiaries, net of tax	29,929	2,118	5,037
Gain on disposal of subsidiary	-	2,338	-

Net income (loss)	25,807	(596)	(1,416)

Other comprehensive income (loss), net of tax of nil		-	-

Foreign currency translation adjustments	6,907	(8,014)	(3,844)

Total comprehensive income (loss)	$32,714	$(8,610)	$(5,260)

Statements of Cash Flows

	For the year ended December 31
	2017	2016	2015

Cash flows provided by (used in) operating activities
Net income (loss)	$25,807	$(596)	$(1,416)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	-	(2,338)	-
- Share-based compensation	119	293	202
- Equity in earnings of subsidiaries	(29,929)	(2,118)	(5,037)
Changes in:
- Amount due from subsidiaries	(602)	(171)	2,914
- Prepaid expenses and other receivables	(73)	(335)	(61)
- Amount due to subsidiaries	3,426	5,042	1,900
- Accrued expenses and other payables	887	390	82

Net cash provided by (used in) operating activities	(365)	167	(1,416)

Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,264	315	732
- Proceeds from shares subscribed	428	-	18

Net cash provided by financing activities	1,692	315	750

Increase (decrease) in cash and cash equivalents	1,327	482	(666)

Cash and cash equivalents, beginning of year	813	331	997

Cash and cash equivalents, end of year	$2,140	$813	$331

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 19). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 16 and 23).